Financial investments (Details Text) (Detail) - Brazilian Treasury Bonds [Member] R$ in Thousands	6 Months Ended
Jun. 30, 2019 BRL (R$)
Statement [line items]
Average return percentage	100.00%
Unrealized losses on investments	R$ 69
Selic Interest Rate [Member]
Statement [line items]
Basic interest rate	6.50%